Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38376
Entity Registrant Name	Central Puerto S.A.
Entity Central Index Key	0001717161
Entity Incorporation, State or Country Code	C1
Entity Address, Address Line One	Avenida Thomas Edison 2701
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1104BAB
Title of 12(b) Security	American Depositary Shares, each representing 10 common shares of Central Puerto S.A.
Trading Symbol	CEPU
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,514,022,256
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1449
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.A.
Auditor Location	City of Buenos Aires, Argentina
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida Thomas Edison 2701
Entity Address, City or Town	Buenos Aires
Entity Address, Country	AR
Entity Address, Postal Zip Code	C1104BAB
Country Region	54
City Area Code	11
Local Phone Number	4317-5900
Contact Personnel Name	Enrique Terraneo
Contact Personnel Email Address	inversores@centralpuerto.com